CONCENTRATIONS (Tables)	12 Months Ended
Dec. 31, 2020
Concentrations
Summary of the Debtors who Accounted for 10% or More of the Group's Consolidated Accounts Receivable , Prepaid and Other Current Assets, Other Non-current Assets

	As of December 31,
	2019		2020
Debtors	RMB	%	RMB	%
Accounts receivable
Company A	2,089	12%	3,145	15%
Prepaid and other current assets
Company B	49,800	37%	49,800	42%
Company C	35,000	26%	35,000	30%
Other non-current assets
Company D	42,211	59%	89,929	65%
Company E	10,773	15%	13,723	10%